Subsequent events (Details Textual) - Scenario, Forecast [Member] - Yimeng Software Technology Co., Ltd. [Member] ¥ in Millions, shares in Millions	4 Months Ended
Apr. 25, 2017 CNY (¥) shares
Subsequent Event [Line Items]
Sale of Stock, Number of Shares Issued in Transaction	4.6
Sale of Stock, Consideration Received on Transaction | ¥	¥ 64.9
Sale OF Stock Transactions, Shares Outstanding	32.7